Business Segments (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Operating profit (loss)	¥ 1,395.8	¥ 1,551.0	¥ 1,663.4
Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	Nearly 1,200 offices
Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	¥ (164.1)	(151.6)	(194.7)
Modification Impact [Member] | Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		26.0	53.8
Modification Impact [Member] | Global Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		(6.2)	(3.5)
Modification Impact [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		0.8	1.0
Modification Impact [Member] | Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		¥ 5.4	¥ 2.5